Discontinued Operation and Assets and Liabilities Related to Discontinued Operation (Tables)	6 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Aggregated Financial Results of Discontinued Operations

The aggregated financial results of the discontinued operations, after intercompany elimination, for the six months ended June 30, 2024 are as follows:

For the Six Months Ended December 31,
2024
US$
Net revenue	1,328,203
Cost of revenue	(702,230)
Taxes and other surcharges	(5,623)
Gross profit	620,350
Operating expenses	(285,038)
Other income/(expenses).net	1,325
(Loss)/income before income tax	336,637
Income tax expense	(65,589)
(Loss)/income from discontinued operation, net of income tax	271,048